Stock Based Compensation (Schedule of Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock Based Compensation [Abstract]
Dividend yield	3.59%	3.72%
Expected life	10 years	10 years
Expected volatility	29.08%	29.10%
Risk-free interest rate	1.92%	2.68%
Weighted average fair value of options granted	$ 7.61	$ 7.18